CONSOLIDATED STATEMENTS OF PROFIT AND LOSS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF PROFIT AND LOSS
NET OPERATING REVENUE	R$ 32,953,197	R$ 31,715,450	R$ 32,180,843
Financial - Return on Investment - RBSE	4,922,827	28,600,553
NET OPERATING REVENUE	37,876,024	60,316,003	32,180,843
OPERATING EXPENSES
Energy purchased for resale	(11,584,925)	(11,264,044)	(10,766,227)
Charges upon use of electricity network	(1,611,398)	(1,805,434)	(1,737,959)
Fuel for produce electricity	(424,964)	(759,826)	(1,249,836)
Construction	(1,752,351)	(2,381,630)	(3,237,537)
Personnel, supplies and services	(10,930,333)	(10,363,211)	(9,495,417)
Depreciation	(1,511,260)	(1,558,387)	(1,417,856)
Amortization	(240,043)	(285,398)	(424,744)
Donations and contributions	(164,372)	(219,417)	(215,116)
Operating charges (reversals), net	(5,746,873)	(16,866,539)	(12,012,689)
Investigation Findings			(15,996)
Gain on sale of subsidiary	1,524,687
Others	(1,608,778)	(1,904,179)	(2,072,833)
OPERATING EXPENSES	(34,050,610)	(47,408,065)	(42,646,210)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	3,825,414	12,907,938	(10,465,367)
Financial Revenue
Income from interest, commissions and fees	831,562	1,154,010	1,128,406
Income from financial investments	977,851	1,086,578	1,122,643
Additional interest on energy	374,977	320,836	709,404
Monetary adjustment gain	1,290,644	2,549,308	3,765,236
Exchange variation gain	946,364	4,985,602	10,251,948
Remuneration for indemnifications - Law 12,783/13			115,407
Updating regulatory asset	43,123	231,107	229,608
Gains on derivatives	237,386	218,714
Other financial income	449,468	677,235	629,589
Financial Expenses
Debt charges	(5,757,044)	(6,375,836)	(6,340,459)
Lease charges	(320,060)	(303,381)	(273,391)
Charges on shareholders' funds	(388,408)	(200,857)	(40,511)
Monetary restatements loss	(1,290,488)	(2,150,636)	(936,458)
Exchange variation loss	(1,065,337)	(4,848,040)	(10,219,318)
Updating regulatory liabilities	(25,728)	(174,485)	(130,502)
Loss on derivatives	(35,797)		(221,666)
Other financial expenses	(1,461,809)	(1,100,879)	(1,063,039)
FINANCIAL RESULT	(5,193,296)	(3,930,724)	(1,273,103)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(1,367,882)	8,977,214	(11,738,470)
RESULTS OF EQUITY METHOD INVESTMENTS	1,167,484	3,205,511	531,446
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	(200,398)	12,182,725	(11,207,024)
Current income tax and social contribution	(1,593,473)	(619,044)	(546,812)
Deferred income tax and social contribution	68,180	(7,891,775)	(163,300)
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	(1,525,293)	(8,510,819)	(710,112)
Net Income (Loss) for year	(1,725,691)	3,671,906	(11,917,136)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	(1,763,805)	3,584,529	(11,405,085)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	R$ 38,114	R$ 87,377	R$ (512,051)
PROFIT (LOSS) BASIC PER SHARE	R$ (1.30)	R$ 2.65	R$ (8.43)
PROFIT (LOSS) DILUTED PER SHARE	R$ (1.30)	R$ 2.62	R$ (8.43)